Assets and Condensed Schedule of Investments by Class of Units - Securities Owned by Class of Units (Details) - USD ($)		Mar. 31, 2018	Dec. 31, 2017		Jul. 31, 2017	Dec. 31, 2016
Securities owned
Investments Owned, Cost		$ 70,506,731	$ 74,547,232			$ 87,212,372
Investments Owned, Fair Value		69,613,814	74,642,951			87,511,963
Securities owned
Securities owned
Investments Owned, Cost		70,506,731	74,547,232			87,212,372
Investments Owned, Fair Value		$ 69,613,814	$ 74,642,951			$ 87,511,963
Percent of Partners' Capital (Net Asset Value)		70.35%	65.77%			52.92%
Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost		$ 59,497,750	$ 59,497,750			$ 68,999,520
Investments Owned, Fair Value		$ 59,672,553	$ 59,683,241			$ 69,209,493
Percent of Partners' Capital (Net Asset Value)		60.31%	52.59%			41.85%
Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 38,000,000	$ 38,000,000			$ 47,500,000
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%			1.10%
Investments Owned, Rate of Return Range Maximum		1.30%	1.30%			1.30%
Investments Owned, Fair Value		$ 38,105,265	$ 38,103,115			$ 47,629,368
Percent of Partners' Capital (Net Asset Value)		38.51%	33.58%			28.80%
Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 19,000,000	$ 19,000,000			$ 19,000,000
Investments Owned, Rate of Return Range Minimum		1.10%	1.10%			1.10%
Investments Owned, Rate of Return Range Maximum		1.50%	1.50%			1.50%
Investments Owned, Fair Value		$ 19,061,588	$ 19,067,301			$ 19,067,300
Percent of Partners' Capital (Net Asset Value)		19.27%	16.80%			11.53%
Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 2,500,000	$ 2,500,000			$ 2,500,000
Investments Owned, Rate of Return		1.10%	1.10%			1.10%
Investments Owned, Fair Value		$ 2,505,700	$ 2,512,825			$ 2,512,825
Percent of Partners' Capital (Net Asset Value)		2.53%	2.21%			1.52%
U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 4,040,501			$ 11,093,510
Investments Owned, Fair Value			$ 4,066,723			$ 11,158,232
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 1,900,000
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 1,932,728
Percent of Partners' Capital (Net Asset Value)						1.17%
American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 2,000,000			$ 2,000,000
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 2,012,166			$ 2,013,468
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 1,840,000
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 1,835,800
Percent of Partners' Capital (Net Asset Value)						1.11%
GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	[1]					$ 1,905,000
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value	[1]					$ 1,910,867
Percent of Partners' Capital (Net Asset Value)	[1]					1.16%
Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 2,000,000			$ 2,000,000
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 2,054,557			$ 2,133,790
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	[1]					$ 1,325,000
Investments Owned, Rate of Return	[1]					1.50%
Investments Owned, Fair Value	[1]					$ 1,331,579
Percent of Partners' Capital (Net Asset Value)	[1]					0.80%
U.S. Mutual Fund | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Cost					$ 7,300,000
Investments Owned, Fair Value			$ 7,683,587
U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			689,730
Investments Owned, Cost			$ 7,779,984
Investments Owned, Fair Value			$ 7,683,587
Percent of Partners' Capital (Net Asset Value)			6.77%
U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares	[2]		110,000
Investments Owned, Cost		$ 3,228,997	$ 3,228,997	[2]
Investments Owned, Fair Value		$ 3,209,500	$ 3,209,400	[2]
Percent of Partners' Capital (Net Asset Value)		3.24%	2.83%	[2]
U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 7,119,342
Investments Owned, Fair Value						$ 7,144,238
Percent of Partners' Capital (Net Asset Value)						4.32%
Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 4,000,000
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 3,994,645
Percent of Partners' Capital (Net Asset Value)						2.42%
Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	[1]					$ 3,150,000
Investments Owned, Rate of Return Range Minimum	[1]					0.90%
Investments Owned, Rate of Return Range Maximum	[1]					1.40%
Investments Owned, Fair Value	[1]					$ 3,149,593
Percent of Partners' Capital (Net Asset Value)	[1]					1.90%
Class A
Securities owned
Investments Owned, Cost			$ 4,916,553			$ 5,048,054
Investments Owned, Fair Value			4,922,866			5,065,395
Class A | Securities owned
Securities owned
Investments Owned, Fair Value			$ 4,922,866			$ 5,065,395
Percent of Partners' Capital (Net Asset Value)			65.77%			52.92%
Class A | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost			$ 3,924,007			$ 3,993,852
Investments Owned, Fair Value			$ 3,936,240			$ 4,006,006
Percent of Partners' Capital (Net Asset Value)			52.59%			41.85%
Class A | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 2,506,183			$ 2,749,410
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.30%			1.30%
Investments Owned, Fair Value			$ 2,512,984			$ 2,756,898
Percent of Partners' Capital (Net Asset Value)			33.58%			28.80%
Class A | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 1,253,092			$ 1,099,764
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.50%			1.50%
Investments Owned, Fair Value			$ 1,257,530			$ 1,103,660
Percent of Partners' Capital (Net Asset Value)			16.80%			11.53%
Class A | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 164,880			$ 144,706
Investments Owned, Rate of Return			1.10%			1.10%
Investments Owned, Fair Value			$ 165,726			$ 145,448
Percent of Partners' Capital (Net Asset Value)			2.21%			1.52%
Class A | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 266,480			$ 642,118
Investments Owned, Fair Value			$ 268,210			$ 645,864
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
Class A | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 109,976
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 111,871
Percent of Partners' Capital (Net Asset Value)						1.17%
Class A | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 131,904			$ 115,765
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 132,707			$ 116,544
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
Class A | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 106,503
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 106,260
Percent of Partners' Capital (Net Asset Value)						1.11%
Class A | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 110,266
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 110,605
Percent of Partners' Capital (Net Asset Value)						1.16%
Class A | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 131,904			$ 115,765
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 135,503			$ 123,509
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Class A | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 76,694
Investments Owned, Rate of Return						1.50%
Investments Owned, Fair Value						$ 77,075
Percent of Partners' Capital (Net Asset Value)						0.80%
Class A | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			45,489
Investments Owned, Cost			$ 513,107
Investments Owned, Fair Value			$ 506,749
Percent of Partners' Capital (Net Asset Value)			6.77%
Class A | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares			7,255
Investments Owned, Cost			$ 212,959
Investments Owned, Fair Value			$ 211,667
Percent of Partners' Capital (Net Asset Value)			2.83%
Class A | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 412,084
Investments Owned, Fair Value						$ 413,525
Percent of Partners' Capital (Net Asset Value)						4.32%
Class A | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 231,529
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 231,219
Percent of Partners' Capital (Net Asset Value)						2.42%
Class A | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 182,329
Investments Owned, Rate of Return Range Minimum						0.90%
Investments Owned, Rate of Return Range Maximum						1.40%
Investments Owned, Fair Value						$ 182,306
Percent of Partners' Capital (Net Asset Value)						1.90%
Class B
Securities owned
Investments Owned, Cost			$ 47,587,712			$ 52,279,208
Investments Owned, Fair Value			47,648,814			52,458,798
Class B | Securities owned
Securities owned
Investments Owned, Fair Value			$ 47,648,814			$ 52,458,798
Percent of Partners' Capital (Net Asset Value)			65.77%			52.92%
Class B | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost			$ 37,980,777			$ 41,361,566
Investments Owned, Fair Value			$ 38,099,186			$ 41,487,434
Percent of Partners' Capital (Net Asset Value)			52.59%			41.85%
Class B | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 24,257,548			$ 28,473,740
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.30%			1.30%
Investments Owned, Fair Value			$ 24,323,372			$ 28,551,289
Percent of Partners' Capital (Net Asset Value)			33.58%			28.80%
Class B | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 12,128,774			$ 11,389,496
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.50%			1.50%
Investments Owned, Fair Value			$ 12,171,736			$ 11,429,839
Percent of Partners' Capital (Net Asset Value)			16.80%			11.53%
Class B | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 1,595,891			$ 1,498,618
Investments Owned, Rate of Return			1.10%			1.10%
Investments Owned, Fair Value			$ 1,604,078			$ 1,506,306
Percent of Partners' Capital (Net Asset Value)			2.21%			1.52%
Class B | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 2,579,280			$ 6,649,973
Investments Owned, Fair Value			$ 2,596,019			$ 6,688,770
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
Class B | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 1,138,950
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 1,158,568
Percent of Partners' Capital (Net Asset Value)						1.17%
Class B | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 1,276,713			$ 1,198,894
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 1,284,479			$ 1,206,968
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
Class B | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 1,102,983
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 1,100,465
Percent of Partners' Capital (Net Asset Value)						1.11%
Class B | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 1,141,947
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 1,145,464
Percent of Partners' Capital (Net Asset Value)						1.16%
Class B | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 1,276,713			$ 1,198,894
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 1,311,540			$ 1,279,094
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Class B | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 794,267
Investments Owned, Rate of Return						1.50%
Investments Owned, Fair Value						$ 798,211
Percent of Partners' Capital (Net Asset Value)						0.80%
Class B | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			440,294
Investments Owned, Cost			$ 4,966,404
Investments Owned, Fair Value			$ 4,904,868
Percent of Partners' Capital (Net Asset Value)			6.77%
Class B | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares			70,219
Investments Owned, Cost			$ 2,061,251
Investments Owned, Fair Value			$ 2,048,741
Percent of Partners' Capital (Net Asset Value)			2.83%
Class B | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 4,267,669
Investments Owned, Fair Value						$ 4,282,594
Percent of Partners' Capital (Net Asset Value)						4.32%
Class B | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 2,397,789
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 2,394,579
Percent of Partners' Capital (Net Asset Value)						2.42%
Class B | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 1,888,259
Investments Owned, Rate of Return Range Minimum						0.90%
Investments Owned, Rate of Return Range Maximum						1.40%
Investments Owned, Fair Value						$ 1,888,015
Percent of Partners' Capital (Net Asset Value)						1.90%
Legacy 1 Class
Securities owned
Investments Owned, Cost			$ 747,488			$ 679,305
Investments Owned, Fair Value			748,449			681,639
Legacy 1 Class | Securities owned
Securities owned
Investments Owned, Fair Value			$ 748,449			$ 681,639
Percent of Partners' Capital (Net Asset Value)			65.77%			52.92%
Legacy 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost			$ 596,587			$ 537,444
Investments Owned, Fair Value			$ 598,447			$ 539,080
Percent of Partners' Capital (Net Asset Value)			52.59%			41.85%
Legacy 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 381,028			$ 369,982
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.30%			1.30%
Investments Owned, Fair Value			$ 382,062			$ 370,990
Percent of Partners' Capital (Net Asset Value)			33.58%			28.80%
Legacy 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 190,514			$ 147,993
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.50%			1.50%
Investments Owned, Fair Value			$ 191,189			$ 148,517
Percent of Partners' Capital (Net Asset Value)			16.80%			11.53%
Legacy 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 25,068			$ 19,473
Investments Owned, Rate of Return			1.10%			1.10%
Investments Owned, Fair Value			$ 25,196			$ 19,573
Percent of Partners' Capital (Net Asset Value)			2.21%			1.52%
Legacy 1 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 40,514			$ 86,408
Investments Owned, Fair Value			$ 40,777			$ 86,912
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
Legacy 1 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 14,799
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 15,054
Percent of Partners' Capital (Net Asset Value)						1.17%
Legacy 1 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 20,054			$ 15,578
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 20,176			$ 15,683
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
Legacy 1 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 14,332
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 14,299
Percent of Partners' Capital (Net Asset Value)						1.11%
Legacy 1 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 14,838
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 14,884
Percent of Partners' Capital (Net Asset Value)						1.16%
Legacy 1 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 20,054			$ 15,578
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 20,601			$ 16,620
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Legacy 1 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 10,321
Investments Owned, Rate of Return						1.50%
Investments Owned, Fair Value						$ 10,372
Percent of Partners' Capital (Net Asset Value)						0.80%
Legacy 1 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			6,916
Investments Owned, Cost			$ 78,010
Investments Owned, Fair Value			$ 77,044
Percent of Partners' Capital (Net Asset Value)			6.77%
Legacy 1 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares			1,103
Investments Owned, Cost			$ 32,377
Investments Owned, Fair Value			$ 32,181
Percent of Partners' Capital (Net Asset Value)			2.83%
Legacy 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 55,453
Investments Owned, Fair Value						$ 55,647
Percent of Partners' Capital (Net Asset Value)						4.32%
Legacy 1 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 31,156
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 31,115
Percent of Partners' Capital (Net Asset Value)						2.42%
Legacy 1 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 24,536
Investments Owned, Rate of Return Range Minimum						0.90%
Investments Owned, Rate of Return Range Maximum						1.40%
Investments Owned, Fair Value						$ 24,532
Percent of Partners' Capital (Net Asset Value)						1.90%
Legacy 2 Class
Securities owned
Investments Owned, Cost			$ 260,501			$ 247,329
Investments Owned, Fair Value			260,835			248,178
Legacy 2 Class | Securities owned
Securities owned
Investments Owned, Fair Value			$ 260,835			$ 248,178
Percent of Partners' Capital (Net Asset Value)			65.77%			52.92%
Legacy 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost			$ 207,911			$ 195,678
Investments Owned, Fair Value			$ 208,559			$ 196,274
Percent of Partners' Capital (Net Asset Value)			52.59%			41.85%
Legacy 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 132,788			$ 134,707
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.30%			1.30%
Investments Owned, Fair Value			$ 133,149			$ 135,074
Percent of Partners' Capital (Net Asset Value)			33.58%			28.80%
Legacy 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 66,394			$ 53,883
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.50%			1.50%
Investments Owned, Fair Value			$ 66,629			$ 54,074
Percent of Partners' Capital (Net Asset Value)			16.80%			11.53%
Legacy 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 8,736			$ 7,090
Investments Owned, Rate of Return			1.10%			1.10%
Investments Owned, Fair Value			$ 8,781			$ 7,126
Percent of Partners' Capital (Net Asset Value)			2.21%			1.52%
Legacy 2 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 14,119			$ 31,461
Investments Owned, Fair Value			$ 14,211			$ 31,643
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
Legacy 2 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 5,388
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 5,481
Percent of Partners' Capital (Net Asset Value)						1.17%
Legacy 2 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 6,989			$ 5,672
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 7,031			$ 5,710
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
Legacy 2 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 5,218
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 5,206
Percent of Partners' Capital (Net Asset Value)						1.11%
Legacy 2 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 5,402
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 5,419
Percent of Partners' Capital (Net Asset Value)						1.16%
Legacy 2 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 6,989			$ 5,672
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 7,180			$ 6,051
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Legacy 2 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 3,758
Investments Owned, Rate of Return						1.50%
Investments Owned, Fair Value						$ 3,776
Percent of Partners' Capital (Net Asset Value)						0.80%
Legacy 2 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			2,410
Investments Owned, Cost			$ 27,187
Investments Owned, Fair Value			$ 26,850
Percent of Partners' Capital (Net Asset Value)			6.77%
Legacy 2 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares			384
Investments Owned, Cost			$ 11,284
Investments Owned, Fair Value			$ 11,215
Percent of Partners' Capital (Net Asset Value)			2.83%
Legacy 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 20,190
Investments Owned, Fair Value						$ 20,261
Percent of Partners' Capital (Net Asset Value)						4.32%
Legacy 2 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 11,344
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 11,329
Percent of Partners' Capital (Net Asset Value)						2.42%
Legacy 2 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 8,933
Investments Owned, Rate of Return Range Minimum						0.90%
Investments Owned, Rate of Return Range Maximum						1.40%
Investments Owned, Fair Value						$ 8,932
Percent of Partners' Capital (Net Asset Value)						1.90%
Global 1 Class
Securities owned
Investments Owned, Cost			$ 16,804,927			$ 17,856,749
Investments Owned, Fair Value			16,826,506			17,918,088
Global 1 Class | Securities owned
Securities owned
Investments Owned, Fair Value			$ 16,826,506			$ 17,918,088
Percent of Partners' Capital (Net Asset Value)			65.77%			52.92%
Global 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost			$ 13,412,374			$ 14,127,664
Investments Owned, Fair Value			$ 13,454,189			$ 14,170,655
Percent of Partners' Capital (Net Asset Value)			52.59%			41.85%
Global 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 8,566,210			$ 9,725,633
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.30%			1.30%
Investments Owned, Fair Value			$ 8,589,455			$ 9,752,121
Percent of Partners' Capital (Net Asset Value)			33.58%			28.80%
Global 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 4,283,105			$ 3,890,253
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.50%			1.50%
Investments Owned, Fair Value			$ 4,298,276			$ 3,904,033
Percent of Partners' Capital (Net Asset Value)			16.80%			11.53%
Global 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 563,566			$ 511,875
Investments Owned, Rate of Return			1.10%			1.10%
Investments Owned, Fair Value			$ 566,458			$ 514,501
Percent of Partners' Capital (Net Asset Value)			2.21%			1.52%
Global 1 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 910,836			$ 2,271,398
Investments Owned, Fair Value			$ 916,748			$ 2,284,649
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
Global 1 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 389,025
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 395,726
Percent of Partners' Capital (Net Asset Value)						1.17%
Global 1 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 450,853			$ 409,500
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 453,596			$ 412,258
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
Global 1 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 376,740
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 375,880
Percent of Partners' Capital (Net Asset Value)						1.11%
Global 1 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 390,049
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 391,250
Percent of Partners' Capital (Net Asset Value)						1.16%
Global 1 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 450,853			$ 409,500
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 463,152			$ 436,894
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Global 1 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 271,294
Investments Owned, Rate of Return						1.50%
Investments Owned, Fair Value						$ 272,641
Percent of Partners' Capital (Net Asset Value)						0.80%
Global 1 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			155,483
Investments Owned, Cost			$ 1,753,815
Investments Owned, Fair Value			$ 1,732,085
Percent of Partners' Capital (Net Asset Value)			6.77%
Global 1 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares			24,797
Investments Owned, Cost			$ 727,902
Investments Owned, Fair Value			$ 723,484
Percent of Partners' Capital (Net Asset Value)			2.83%
Global 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 1,457,687
Investments Owned, Fair Value						$ 1,462,784
Percent of Partners' Capital (Net Asset Value)						4.32%
Global 1 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 819,001
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 817,904
Percent of Partners' Capital (Net Asset Value)						2.42%
Global 1 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 644,963
Investments Owned, Rate of Return Range Minimum						0.90%
Investments Owned, Rate of Return Range Maximum						1.40%
Investments Owned, Fair Value						$ 644,880
Percent of Partners' Capital (Net Asset Value)						1.90%
Global 2 Class
Securities owned
Investments Owned, Cost			$ 699,443			$ 1,083,801
Investments Owned, Fair Value			700,341			1,087,524
Global 2 Class | Securities owned
Securities owned
Investments Owned, Fair Value			$ 700,341			$ 1,087,524
Percent of Partners' Capital (Net Asset Value)			65.77%			52.92%
Global 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost			$ 558,241			$ 857,467
Investments Owned, Fair Value			$ 559,981			$ 860,076
Percent of Partners' Capital (Net Asset Value)			52.59%			41.85%
Global 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 356,537			$ 590,290
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.30%			1.30%
Investments Owned, Fair Value			$ 357,504			$ 591,897
Percent of Partners' Capital (Net Asset Value)			33.58%			28.80%
Global 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 178,268			$ 236,116
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.50%			1.50%
Investments Owned, Fair Value			$ 178,900			$ 236,952
Percent of Partners' Capital (Net Asset Value)			16.80%			11.53%
Global 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 23,456			$ 31,068
Investments Owned, Rate of Return			1.10%			1.10%
Investments Owned, Fair Value			$ 23,577			$ 31,227
Percent of Partners' Capital (Net Asset Value)			2.21%			1.52%
Global 2 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 37,910			$ 137,861
Investments Owned, Fair Value			$ 38,156			$ 138,666
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
Global 2 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 23,612
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 24,018
Percent of Partners' Capital (Net Asset Value)						1.17%
Global 2 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 18,765			$ 24,854
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 18,879			$ 25,022
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
Global 2 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 22,866
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 22,814
Percent of Partners' Capital (Net Asset Value)						1.11%
Global 2 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 23,674
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 23,747
Percent of Partners' Capital (Net Asset Value)						1.16%
Global 2 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 18,765			$ 24,854
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 19,277			$ 26,517
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Global 2 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 16,466
Investments Owned, Rate of Return						1.50%
Investments Owned, Fair Value						$ 16,548
Percent of Partners' Capital (Net Asset Value)						0.80%
Global 2 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			6,471
Investments Owned, Cost			$ 72,996
Investments Owned, Fair Value			$ 72,092
Percent of Partners' Capital (Net Asset Value)			6.77%
Global 2 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares			1,032
Investments Owned, Cost			$ 30,296
Investments Owned, Fair Value			$ 30,112
Percent of Partners' Capital (Net Asset Value)			2.83%
Global 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 88,473
Investments Owned, Fair Value						$ 88,782
Percent of Partners' Capital (Net Asset Value)						4.32%
Global 2 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 49,709
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 49,642
Percent of Partners' Capital (Net Asset Value)						2.42%
Global 2 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 39,146
Investments Owned, Rate of Return Range Minimum						0.90%
Investments Owned, Rate of Return Range Maximum						1.40%
Investments Owned, Fair Value						$ 39,140
Percent of Partners' Capital (Net Asset Value)						1.90%
Global 3 Class
Securities owned
Investments Owned, Cost			$ 3,530,608			$ 10,017,926
Investments Owned, Fair Value			3,535,140			10,052,341
Global 3 Class | Securities owned
Securities owned
Investments Owned, Fair Value			$ 3,535,140			$ 10,052,341
Percent of Partners' Capital (Net Asset Value)			65.77%			52.92%
Global 3 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Cost			$ 2,817,853			$ 7,925,849
Investments Owned, Fair Value			$ 2,826,639			$ 7,949,968
Percent of Partners' Capital (Net Asset Value)			52.59%			41.85%
Global 3 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 1,799,706			$ 5,456,238
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.30%			1.30%
Investments Owned, Fair Value			$ 1,804,589			$ 5,471,099
Percent of Partners' Capital (Net Asset Value)			33.58%			28.80%
Global 3 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 899,853			$ 2,182,495
Investments Owned, Rate of Return Range Minimum			1.10%			1.10%
Investments Owned, Rate of Return Range Maximum			1.50%			1.50%
Investments Owned, Fair Value			$ 903,041			$ 2,190,225
Percent of Partners' Capital (Net Asset Value)			16.80%			11.53%
Global 3 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 118,403			$ 287,170
Investments Owned, Rate of Return			1.10%			1.10%
Investments Owned, Fair Value			$ 119,009			$ 288,644
Percent of Partners' Capital (Net Asset Value)			2.21%			1.52%
Global 3 Class | U.S. Corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Cost			$ 191,362			$ 1,274,291
Investments Owned, Fair Value			$ 192,602			$ 1,281,728
Percent of Partners' Capital (Net Asset Value)			3.58%			6.75%
Global 3 Class | American Electric Power | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 218,250
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 222,010
Percent of Partners' Capital (Net Asset Value)						1.17%
Global 3 Class | American Honda Finance | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 94,722			$ 229,737
Investments Owned, Rate of Return			1.50%			1.50%
Investments Owned, Fair Value			$ 95,298			$ 231,283
Percent of Partners' Capital (Net Asset Value)			1.77%			1.22%
Global 3 Class | AT&T, Inc. | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 211,358
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 210,876
Percent of Partners' Capital (Net Asset Value)						1.11%
Global 3 Class | GATX Corporation | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 218,824
Investments Owned, Rate of Return						1.80%
Investments Owned, Fair Value						$ 219,498
Percent of Partners' Capital (Net Asset Value)						1.16%
Global 3 Class | Wells Fargo & Company | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 94,722			$ 229,737
Investments Owned, Rate of Return			1.70%			1.70%
Investments Owned, Fair Value			$ 97,304			$ 245,105
Percent of Partners' Capital (Net Asset Value)			1.81%			1.29%
Global 3 Class | Others | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value						$ 152,200
Investments Owned, Rate of Return						1.50%
Investments Owned, Fair Value						$ 152,956
Percent of Partners' Capital (Net Asset Value)						0.80%
Global 3 Class | U.S. Mutual Fund | Securities owned | Grant Park Absolute Return Fund, Class I
Securities owned
Investments Owned, Shares			32,667
Investments Owned, Cost			$ 368,465
Investments Owned, Fair Value			$ 363,899
Percent of Partners' Capital (Net Asset Value)			6.77%
Global 3 Class | U.S. Exchange Traded Funds | Securities owned
Securities owned
Investments Owned, Shares			5,210
Investments Owned, Cost			$ 152,928
Investments Owned, Fair Value			$ 152,000
Percent of Partners' Capital (Net Asset Value)			2.83%
Global 3 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Cost						$ 817,786
Investments Owned, Fair Value						$ 820,645
Percent of Partners' Capital (Net Asset Value)						4.32%
Global 3 Class | Coca-Cola Corp | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 459,472
Investments Owned, Rate of Return						0.80%
Investments Owned, Fair Value						$ 458,857
Percent of Partners' Capital (Net Asset Value)						2.42%
Global 3 Class | Others | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value						$ 361,834
Investments Owned, Rate of Return Range Minimum						0.90%
Investments Owned, Rate of Return Range Maximum						1.40%
Investments Owned, Fair Value						$ 361,788
Percent of Partners' Capital (Net Asset Value)						1.90%

[1]	No individual position constituted greater than 1 percent of partners' capital (net asset value).
[2]	No individual position constituted greater than 1 percent of partners' capital (net asset value).